As filed with the Securities and Exchange Commission on August 2, 2019

Securities Act of 1933 Registration No. 033-51308

Investment Company Act of 1940 Registration No. 811-07142

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 154	☒
and/or
REGISTRATION STATEMENT
Under the Investment Company Act of 1940
Amendment No. 157	☒

HIGHLAND FUNDS II
(Exact Name of Registrant as Specified in Charter)

c/o Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700

Dallas, Texas 75201

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: 877-665-1287

(Name and Address of Agent for Service)	Copy to:
Ms. Lauren Thedford, Esq. c/o Highland Capital Management Fund Advisors, L.P. 300 Crescent Court, Suite 700 Dallas, Texas 75201	Jon-Luc Dupuy, Esquire K&L Gates LLP State Street Financial Center, 1 Lincoln Street Boston, Massachusetts 02111

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b); or
☐	on pursuant to paragraph (b); or
☐	60 days after filing pursuant to paragraph (a)(1); or
☐	on pursuant to paragraph (a)(1); or
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 154 under the Securities Act and Amendment No. 157 under the 1940 Act to be signed on its behalf by the undersigned, duly authorized, in the City of Dallas, State of Texas on this 2nd day of August, 2019.

By:	/s/ Frank Waterhouse
Frank Waterhouse Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 154 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Dustin Norris
Dustin Norris	Trustee	August 2, 2019

/s/ Ethan Powell
Ethan Powell*	Trustee	August 2, 2019

/s/ Dr. Bob Froehlich
Dr. Bob Froehlich*	Trustee	August 2, 2019

/s/ John Honis
John Honis*	Trustee	August 2, 2019

/s/ Bryan A. Ward
Bryan A. Ward*	Trustee	August 2, 2019

/s/ Frank Waterhouse
Frank Waterhouse	Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer	August 2, 2019

* By:	/s/ Frank Waterhouse
Frank Waterhouse
Attorney in Fact**

August 2, 2019

**

Pursuant to powers of attorney dated June 13, 2019, incorporated herein by reference to Post-Effective Amendment No. 153 to the Registration Statement, previously filed with the Commission on July 16, 2019 (Accession Number 0001193125-19-194569).

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase